Summary of Significant Accounting Policies - Additional Information (Detail)	6 Months Ended
Jun. 30, 2019 USD ($)
Summary of Significant Accounting Policies [line items]
Incremental funding	$ 46,200,000
Deficit [member]
Summary of Significant Accounting Policies [line items]
Comprehensive income (loss)	42,755,746
Shareholders' deficiency	$ 215,693,440